Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Somekh Chaikin
Auditor Firm ID	1057
Auditor Location	Tel Aviv, Israel
Auditor Opinion [Text Block]

Opinions on the Consolidated Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statements of financial position of Ellomay Capital Ltd. and subsidiaries (the Company) as of December 31, 2025 and 2024, the related consolidated statements of profit or loss and other comprehensive income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively, the consolidated financial statements). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards). Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.